February 2, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	ARIEL INVESTMENT TRUST (the “Trust”)

Securities Act Registration No: 033-07699

Investment Company Act Registration No: 811-04786

Dear Sir or Madam:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the Trust on behalf of its series, Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund, hereby certifies that: (a) the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 72 (“Amendment No. 72”) to the Trust’s Registration Statement on Form N-1A, and (b) that Amendment No. 72 was filed electronically with the Securities and Exchange Commission via EDGAR on January 26, 2024, with an effective date of February 1, 2024.

Please direct any inquiries regarding this filing to me at (312) 612-2764. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Michael D. Jiang

Michael D. Jiang
Vice President

cc:	Emma L. Rodriguez-Ayala, Esq.

Arthur Don, Esq.